Concentrations risks	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
Concentrations risks

Note 16 – Concentrations risks

(a) Major customers

For the six months ended June 30, 2025 and 2024, no customer accounted for 10% or more of the Company’s total revenues.

As of June 30, 2025, two customers accounted for 26.0% and 15.0% of the Company’s total balance of accounts receivable, respectively. As of December 31, 2024, two customers accounted for 19.0% and 15.0% of the Company’s total balance of accounts receivable, respectively.

(b) Major vendors

For the six months ended June 30, 2025 and 2024, no vendor accounted for 10% or more of the Company’s total purchases.

As of June 30, 2025, two vendors accounted for 59.2% and 40.3% or more of the Company’s total balance of accounts payable. As of December 31, 2024, two vendors accounted for 79.9% and 10.7% of the Company’s total balance of accounts payable.

(c) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to approximately $57,000 (SGD 75,000) per account. As of June 30, 2025 and December 31, 2024, the Company had cash balance of $71,276 and $70,670 was maintained at DI Scheme banks in Singapore, of $0 was subject to credit risk, respectively. The United States’ Federal Deposit Insurance Corporation (FDIC) standard insurance amount is up to $250,000 per depositor per insured bank. As of June 30, 2025 and December 31, 2024, the Company had cash balance of $0 and $15,237 was maintained at banks in the United States, of which none was subject to credit risk. The Malaysia deposit insurance corporation (PIDM) standard insurance amount is up to approximately $53,000 (MYR 250,000) per depositor per insured bank. As of June 30, 2025 and December 31, 2024, the Company had cash balance of $105,370 and $151,506 was maintained at banks in Malaysia, of $34,012 and $79,219 was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

The Company is also exposed to risk from accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.